Taxation - Summary of Components of Income Tax (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Taxation
Current tax on loss for the period			$ 569	$ (3,457)
Adjustments to tax in respect of previous periods			4,070	(2,102)
Tax provision (benefit) for the period	$ (2,493)	$ 2,937	$ 4,639	$ (5,559)